Determination of fair values - Financial Instruments Measured at Fair Value (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	$ 3,524,669,000	$ 3,455,470,000
Liabilities at fair value	1,545,179,000	1,433,630,000
Level 1 | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	1,002,000	1,112,000
Level 3 | Contingent considerations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	3,004,000
Level 3 | LPP put option liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	531,000
Level 3 | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	2,148,000	1,148,000
Level 3 | Advances to a third party independent sales organization
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	$ 2,154,000	$ 16,616,000